Fair Value Disclosures	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures
Fair Value Disclosures

(4)           Fair Value Disclosures

In some instances, certain of the Company’s assets and liabilities are required to be measured or disclosed at fair value according to a fair value hierarchy pursuant to relevant accounting literature.  This hierarchy ranks the quality and reliability of the inputs used to determine fair values, which are then classified and disclosed in one of three categories.  The three levels of the fair value hierarchy are:

•	Level 1 - quoted prices in active markets for identical assets or liabilities.
•	Level 2 - quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active; and model-derived valuations whose inputs are observable.
•	Level 3 - model-derived valuations with unobservable inputs that are supported by little or no market activity

Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.  The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their classifications within the fair value hierarchy levels.

For assets and liabilities measured at fair value on a recurring basis, quantitative disclosure of the fair value for each major category of assets and liabilities is presented below:

	Fair value measurements at December 31, 2011 using

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available for sale securities	$11,075	-	-

Total assets	$11,075	-	-

Derivative interest rate instruments liabilities (a)	$-	8,396	-
Variable rate debt (b)	-	-	317,737 (b)
Fixed rate debt (b)	-	-	380,456 (b)

Total liabilities	$-	8,396	698,193

	Fair value measurements at December 31, 2010 using

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description

Available for sale securities	$9,053	-	-

Total assets	$9,053	-	-

Derivative interest rate instruments liabilities (a)	$-	2,092	-
Variable rate debt (b)	-	-	236,793
Fixed rate debt (b)	-	-	551,089

Total liabilities	$-	2,092	787,882

(a)           The Company entered into this interest rate swap as a requirement under a mortgage loan closed in 2010.

(b)          The disclosure is included to provide information regarding the inputs used to determine the fair value of the outstanding debt, in accordance with existing accounting guidance and is not presented in the accompanying consolidated balance sheets at fair value.

The fair value of debt is the amount at which the instrument could be exchanged in a current transaction between willing parties.  The Company estimates the fair value of its total debt by discounting the future cash flows of each instrument at rates currently offered for similar debt instruments of comparable maturities by the Company’s lenders.  The Company has not elected the fair value option with respect to its debt.  The Company’s financial instruments, principally escrow deposits, accounts payable and accrued expenses, and working capital items, are short term in nature and their carrying amounts approximate their fair value at December 31, 2011 and 2010.

The following table summarizes activity for the Company’s assets measured at fair value on a non-recurring basis.  The Company recognized certain non-cash impairment charges to write down the investments to their fair values in the years ended December 31, 2011 and 2010.  The asset groups that were impaired to fair value through this evaluation were:

	Year ended December 31, 2011		Year ended December 31, 2010

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Total Impairment Loss	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Total Impairment Loss

Investment properties (included in discontinued operations)	$2,950	2,841	-	-
Investment in and advances to unconsolidated joint ventures	-	5,223	13,593	18,190

	$2,950	8,064	13,593	18,190

The Company estimates the fair value of its investment properties and unconsolidated joint venture properties by using income and market valuation techniques.  The Company may estimate fair values, using market information such as broker opinions of value, recent sales data for similar assets, negotiated letters of intent or discounted cash flow models, which primarily rely on Level 3 inputs.  The cash flow models include estimated cash inflows and outflows over a specified holding period.  These cash flows may include contractual rental revenues, projected future rental revenues and expenses and forecasted tenant improvements and lease commissions based upon market conditions determined through discussion with loan real estate professionals, experience the Company has with its other owned investment properties in such markets and expectations for growth.  Capitalization rates and discount rates utilized in these models are estimated by management based upon rates that management believes to be within a reasonable range of current market rates for the respective properties based upon an analysis of factors such as property and tenant quality, geographical location and local supply and demand observations.  To the extent the Company under estimates forecasted cash outflows (tenant improvements, lease commissions and operating costs) or over estimates forecasted cash inflows (rental revenue rates) the estimated fair value of its real estate assets could be overstated.

The Company periodically reviews its investment in unconsolidated entities for impairment.  The estimated fair value is based on reviews of the expected cash flows to be received from the respective ventures and other observable inputs.  In some instances, the Company may perform a discounted cash flow analysis on an unconsolidated entity’s underlying assets.  The cash flows are comprised of unobservable inputs including expected and forecasted inflows and outflows over a specific holding period.